INVESTMENTS IN ASSOCIATES - Summarised statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended				24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Summarised statement of comprehensive income
Revenue	$ 5,138		$ 4,904	$ 4,765
Attributable profit for the year	600	$ 663	663	767
Total comprehensive income for the year	604		561	969
Income statement profit (loss)	1		(11)	$ 6
Bioventus
Summarised statement of comprehensive income
Revenue	342		320
Attributable profit for the year	8		(19)
Group adjustments	(6)		(3)
Total comprehensive income for the year	2		(22)
Income statement profit (loss)	$ 1		$ (11)
Percentage of associate held	49.00%		49.00%		49.00%